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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-08529
                                   ---------------------------------------------

                                 Monteagle Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

      6550 Directors Parkway        Abilene, Texas                 79606
--------------------------------------------------------------------------------
        (Address of principal executive offices)                 (Zip code)

                                Carl C. Peterson

  Parkway Advisors, L.P.      6550 Directors Parkway      Abilene, Texas 79606
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (325) 698-3868
                                                    ----------------------------

Date of fiscal year end:        August 31, 2009
                           --------------------------

Date of reporting period:       November 30, 2008
                           --------------------------

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.     SCHEDULE OF INVESTMENTS.

MONTEAGLE FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
NOVEMBER 30, 2008 (UNAUDITED)

--------------------------------------------------------------------------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 43.5%            PAR VALUE       VALUE
--------------------------------------------------------------------------------
U.S. TREASURY NOTES - 1.6%
   3.125%, due 09/30/2013                              $  500,000   $    529,336
                                                                    ------------
FEDERAL FARM CREDIT BANK - 7.1%
   6.82%, due 03/16/2009                                  200,000        203,464
   5.375%, due 07/18/2011                                 250,000        266,689
   5.55%, due 07/30/2015                                  500,000        510,027
   5.40%, due 10/06/2015                                  300,000        300,111
   5.70%, due 12/19/2016                                1,000,000      1,001,750
                                                                    ------------
                                                                       2,282,041
                                                                    ------------
FEDERAL HOME LOAN BANK - 19.1%
   6.795%, due 06/30/2009                                 500,000        515,864
   5.375%, due 07/17/2009                                 250,000        256,237
   3.50%, due 02/05/2010                                  750,000        751,616
   5.75%, due 05/15/2012                                  250,000        271,461
   5.80%, due 06/12/2013                                  200,000        203,983
   5.125%, due 08/14/2013                                 250,000        271,628
   5.50%, due 08/28/2013                                  500,000        512,316
   5.25%, due 06/18/2014                                  500,000        548,945
   5.50%, due 08/25/2014                                  250,000        263,043
   5.00%, due 09/03/2015                                  250,000        255,632
   5.50%, due 10/19/2016                                  500,000        511,201
   5.75%, due 03/13/2017                                  250,000        252,543
   6.00%, due 07/27/2017                                  500,000        524,683
   5.25%, due 11/08/2017                                  500,000        518,505
   5.05%, due 01/03/2018                                  500,000        521,580
                                                                    ------------
                                                                       6,179,237
                                                                    ------------
FEDERAL HOME LOAN MORTGAGE CORPORATION - 4.6%
   7.00%, due 03/15/2010                                  400,000        425,334
   5.625%, due 03/15/2011                                 500,000        532,773
   6.00%, due 08/18/2016                                  500,000        511,348
                                                                    ------------
                                                                       1,469,455
                                                                    ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 11.1%
   7.25%, due 01/15/2010                                  500,000        529,303
   4.00%, due 07/02/2010                                  500,000        506,643
   5.00%, due 08/02/2012                                  750,000        800,143

MONTEAGLE FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

--------------------------------------------------------------------------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 43.5%
(CONTINUED)                                             PAR VALUE       VALUE
--------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 11.1% (CONTINUED)
   5.00%, due 03/02/2015                               $  500,000   $    535,480
   5.55%, due 02/16/2017                                  600,000        618,752
   5.25%, due 01/16/2018                                  300,000        301,277
   5.08%, due 06/24/2018                                  280,000        280,190
                                                                    ------------
                                                                       3,571,788
                                                                    ------------
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost $13,568,525)                                                  $ 14,031,857
                                                                    ------------

--------------------------------------------------------------------------------
CORPORATE BONDS - 33.1%                                 PAR VALUE       VALUE
--------------------------------------------------------------------------------
CONSUMER STAPLES - 6.9%
   BEVERAGES - 4.0%
   Anheuser-Busch Cos., Inc., 6.00%, due 04/15/2011    $  300,000   $    298,200
   Bottling Group, LLC, 4.625%, due 11/15/2012            500,000        491,046
   Coca-Cola Co., 5.75%, due 03/15/2011                   500,000        515,196
                                                                    ------------
                                                                       1,304,442
                                                                    ------------
   FOOD PRODUCTS - 2.1%
   Campbell Soup Co., 6.75%, due 02/15/2011               250,000        259,213
   McCormick & Co., Inc., 5.25%, due 09/01/2013           400,000        417,688
                                                                    ------------
                                                                         676,901
                                                                    ------------
   HOUSEHOLD PRODUCTS - 0.8%
   Kimberly-Clark Corp., 5.00%, due 08/15/2013            250,000        250,552
                                                                    ------------
ENERGY - 1.6%
   OIL, GAS & CONSUMABLE FUELS - 1.6%
   Shell International Finance, 5.625%, due 06/27/2011    500,000        529,156
                                                                    ------------
FINANCIALS - 13.1%
   CAPITAL MARKETS - 0.7%
   Credit Suisse First Boston USA, Inc., 4.70%,
      due 06/01/2009                                      245,000        243,372
                                                                    ------------
   COMMERCIAL BANKS - 3.9%
   First Tennessee Bank, 5.316%, due 12/08/2008           750,000        748,388
   SunTrust Bank, 6.375%, due 04/01/2011                  500,000        498,326
                                                                    ------------
                                                                       1,246,714
                                                                    ------------
   CONSUMER FINANCE - 1.5%
   American Express Co., 4.75%, due 06/17/2009            500,000        490,434
                                                                    ------------

MONTEAGLE FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

--------------------------------------------------------------------------------
CORPORATE BONDS - 33.1% (CONTINUED)                     PAR VALUE       VALUE
--------------------------------------------------------------------------------
FINANCIALS - 13.1% (CONTINUED)
   DIVERSIFIED FINANCIAL SERVICES - 5.6%
   Bank of America Corp.,
      5.875%, due 02/15/2009                           $  500,000   $    500,166
      4.875%, due 01/15/2013                              500,000        479,380
   Bear Stearns Co., Inc., 3.25%, due 03/25/2009          250,000        247,853
   Goldman Sachs Group, Inc. (The), 5.95%,
      due 01/18/2018                                      500,000        404,300
   Morgan Stanley, 6.60%, due 04/01/2012                  200,000        180,809
                                                                    ------------
                                                                       1,812,508
                                                                    ------------
   INSURANCE - 1.4%
   Prudential Financial, Inc., 5.15%, due 01/15/2013      500,000        445,792
                                                                    ------------
HEALTH CARE - 3.4%
   HEALTH CARE PROVIDERS & SERVICES - 0.7%
   UnitedHealth Group, Inc., 5.00%, due 08/15/2014        250,000        223,435
                                                                    ------------

   PHARMACEUTICALS - 2.7%
   Abbott Laboratories, 5.15%, due 11/30/2012             250,000        259,902
   Johnson & Johnson, 5.15%, due 07/15/2018               600,000        622,537
                                                                    ------------
                                                                         882,439
                                                                    ------------
INDUSTRIALS - 5.1%
   AEROSPACE & DEFENSE - 1.5%
   United Technologies Corp., 5.375%,
      due 12/15/2017                                      500,000        489,171
                                                                    ------------
   COMMERCIAL SERVICES & SUPPLIES - 0.7%
   Pitney Bowes, Inc., 5.75%, due 09/15/2017              250,000        237,172
                                                                    ------------
   DIVERSIFIED TELECOMMUNICATION SERVICES - 0.6%
   SBC Communications, Inc., 5.625%, due 06/15/2016       200,000        177,241
                                                                    ------------
   ELECTRICAL EQUIPMENT - 0.7%
   Emerson Electric Co., 5.125%, due 12/01/2016           250,000        234,982
                                                                    ------------
   OIL, GAS & CONSUMABLE FUELS - 0.8%
   ConocoPhillips, 5.50%, due 04/15/2013                  250,000        251,667
                                                                    ------------
   SPECIALTY RETAIL - 0.8%
   Lowe's Cos., Inc., 5.60%, due 09/15/2012               250,000        251,397
                                                                    ------------

MONTEAGLE FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

--------------------------------------------------------------------------------
CORPORATE BONDS - 33.1% (CONTINUED)                     PAR VALUE       VALUE
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY - 1.6%
   SOFTWARE - 1.6%
   Oracle Corp., 5.00%, due 01/15/2011                 $  500,000   $    499,199
                                                                    ------------
MATERIALS - 1.4%
   METALS & MINING - 1.4%
   Alcoa, Inc., 5.375%, due 01/15/2013                    500,000        432,916
                                                                    ------------

TOTAL CORPORATE BONDS (Cost $11,063,622)                            $ 10,679,490
                                                                    ------------

--------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES - 17.1%                      PAR VALUE       VALUE
--------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION - 2.4%
   Series 2840, 5.00%, due 08/15/2015                  $  338,142   $    346,870
   Series 15-L, 7.00%, due 07/25/2023                     212,100        223,135
   Series 3058, 5.50%, due 10/15/2035                     203,266        204,371
                                                                    ------------
                                                                         774,376
                                                                    ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 7.9%
   Pool #386008, 4.52%, due 04/01/2013                  1,100,000      1,106,348
   Pool #725421, 7.00%, due 09/01/2017                    222,302        232,492
   Pool #545759, 6.50%, due 07/01/2032                    412,204        426,507
   Pool #754289, 6.00%, due 11/01/2033                    153,367        157,175
   Pool #882684, 6.00%, due 06/01/2036                    603,802        617,664
                                                                    ------------
                                                                       2,540,186
                                                                    ------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 6.8%
   Pool #648337, 5.00%, due 10/15/2020                    290,128        298,858
   Series 2003-81-PB, 6.00%, due 03/20/2029             1,000,000      1,017,514
   Pool #476998, 6.50%, due 07/15/2029                    175,152        180,726
   Pool #676516, 6.00%, due 02/15/2038                    694,474        710,283
                                                                    ------------
                                                                       2,207,381
                                                                    ------------

TOTAL MORTGAGE-BACKED SECURITIES (Cost $5,521,528)                  $  5,521,943
                                                                    ------------

--------------------------------------------------------------------------------
MUNICIPAL OBLIGATIONS - 0.9%                            PAR VALUE       VALUE
--------------------------------------------------------------------------------
GEORGIA - 0.9%
   Atlanta & Fulton County Recreation Authority,
      Revenue, 6.625%,due 12/01/2011 (Cost $300,681)   $  300,000   $    307,593
                                                                    ------------

MONTEAGLE FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

--------------------------------------------------------------------------------
MONEY MARKET FUNDS - 4.1%                                 SHARES        VALUE
--------------------------------------------------------------------------------
State Street Institutional U.S. Government Money
   Market Fund, 0.65% (a) (Cost $1,324,762)             1,324,762   $  1,324,762
                                                                    ------------

TOTAL INVESTMENTS AT VALUE - 98.7% (Cost $31,779,118)               $ 31,865,645

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.3%                             420,735
                                                                    ------------

NET ASSETS - 100.0%                                                 $ 32,286,380
                                                                    ============

(a) Variable rate security. The rate shown is the 7-day effective yield as of November 30, 2008.

See accompanying notes to schedules of investments.

MONTEAGLE QUALITY GROWTH FUND
SCHEDULE OF INVESTMENTS
NOVEMBER 30, 2008 (UNAUDITED)

--------------------------------------------------------------------------------
COMMON STOCKS - 99.6%                                      SHARES       VALUE
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY - 10.4%
   HOTELS, RESTAURANTS & LEISURE - 3.3%
       Burger King Holdings, Inc.                           8,500   $    182,835
       McDonald's Corp.                                     2,090        122,788
                                                                    ------------
                                                                         305,623
                                                                    ------------
   MEDIA - 3.3%
       DIRECTV Group, Inc. (The) (a)                        4,200         92,442
       Walt Disney Co. (The)                                9,850        221,822
                                                                    ------------
                                                                         314,264
                                                                    ------------
   MULTI-LINE RETAIL - 1.2%
       Nordstrom, Inc.                                      3,060         34,792
       Target Corp.                                         2,400         81,024
                                                                    ------------
                                                                         115,816
                                                                    ------------
   SPECIALTY RETAIL - 1.3%
       GameStop Corp. - Class A (a)                         2,800         61,180
       Lowe's Cos., Inc.                                    3,025         62,496
                                                                    ------------
                                                                         123,676
                                                                    ------------
   TEXTILES, APPAREL & LUXURY GOODS - 1.3%
       NIKE, Inc. - Class B                                 2,325        123,806
                                                                    ------------
CONSUMER STAPLES - 13.7%
   BEVERAGES - 4.6%
       Coca-Cola Co. (The)                                  4,200        196,854
       PepsiCo, Inc.                                        4,175        236,723
                                                                    ------------
                                                                         433,577
                                                                    ------------
   FOOD & STAPLES RETAILING - 5.6%
       Costco Wholesale Corp.                               1,000         51,470
       CVS Caremark Corp.                                   3,700        107,041
       Sysco Corp.                                          4,400        103,180
       Wal-Mart Stores, Inc.                                4,775        266,827
                                                                    ------------
                                                                         528,518
                                                                    ------------
   FOOD PRODUCTS - 0.7%
       McCormick & Co., Inc.                                2,350         69,959
                                                                    ------------
   HOUSEHOLD PRODUCTS - 1.8%
       Procter & Gamble Co. (The)                           2,675        172,136
                                                                    ------------

   PERSONAL PRODUCTS - 1.0%
       Alberto-Culver Co.                                   4,315         92,643
                                                                    ------------

MONTEAGLE QUALITY GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

--------------------------------------------------------------------------------
COMMON STOCKS - 99.6% (CONTINUED)                          SHARES       VALUE
--------------------------------------------------------------------------------
ENERGY - 9.5%
   ENERGY EQUIPMENT & SERVICES - 2.8%
       Cameron International Corp. (a)                      6,460   $    136,306
       Schlumberger Ltd.                                    2,600        131,924
                                                                    ------------
                                                                         268,230
                                                                    ------------
   OIL, GAS & CONSUMABLE FUELS - 6.7%
       Apache Corp.                                         3,000        231,900
       Exxon Mobil Corp.                                    2,700        216,405
       Occidental Petroleum Corp.                           1,500         81,210
       Peabody Energy Corp.                                 4,235         99,226
                                                                    ------------
                                                                         628,741
                                                                    ------------
FINANCIALS - 3.6%
   CAPITAL MARKETS - 1.7%
       Franklin Resources, Inc.                             1,800        109,350
       Janus Capital Group, Inc.                            6,900         56,235
                                                                    ------------
                                                                         165,585
                                                                    ------------
   CONSUMER FINANCE - 0.6%
       American Express Co.                                 2,320         54,079
                                                                    ------------
   DIVERSIFIED FINANCIAL SERVICES - 1.2%
       Bank of America Corp.                                3,950         64,188
       IntercontinentalExchange, Inc. (a)                     640         47,104
                                                                    ------------
                                                                         111,292
                                                                    ------------
   REAL ESTATE INVESTMENT TRUSTS - 0.1%
       ProLogis                                             2,500          9,575
                                                                    ------------
HEALTH CARE - 13.1%
   BIOTECHNOLOGY - 3.1%
       Genentech, Inc. (a)                                  1,700        130,220
       Gilead Sciences, Inc. (a)                            3,514        157,392
                                                                    ------------
                                                                         287,612
                                                                    ------------
   HEALTH CARE EQUIPMENT & SUPPLIES - 5.0%
       Baxter International, Inc.                           1,250         66,125
       C.R. Bard, Inc.                                      3,280        269,059
       Medtronic, Inc.                                      2,700         82,404
       St. Jude Medical, Inc. (a)                           2,100         58,863
                                                                    ------------
                                                                         476,451
                                                                    ------------
   LIFE SCIENCES TOOLS & SERVICES - 1.0%
       Thermo Fisher Scientific, Inc. (a)                   2,650         94,552
                                                                    ------------

MONTEAGLE QUALITY GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

--------------------------------------------------------------------------------
COMMON STOCKS - 99.6% (CONTINUED)                          SHARES       VALUE
--------------------------------------------------------------------------------
HEALTH CARE - 13.1% (CONTINUED)
   PHARMACEUTICALS - 4.0%
       Abbott Laboratories                                  4,175   $    218,728
       Johnson & Johnson                                    2,000        117,160
       Merck & Co., Inc.                                    1,540         41,149
                                                                    ------------
                                                                         377,037
                                                                    ------------
INDUSTRIALS - 13.0%
   AEROSPACE & DEFENSE - 4.6%
       Boeing Co. (The)                                     1,500         63,945
       Honeywell International, Inc.                        1,750         48,755
       Precision Castparts Corp.                            2,275        142,642
       United Technologies Corp.                            3,575        173,495
                                                                    ------------
                                                                         428,837
                                                                    ------------
   AIR FREIGHT & LOGISTICS - 1.6%
       Expeditors International of Washington, Inc.         1,615         53,989
       FedEx Corp.                                          1,420        100,323
                                                                    ------------
                                                                         154,312
                                                                    ------------
   ELECTRICAL EQUIPMENT - 1.5%
       Roper Industries, Inc.                               3,100        141,887
                                                                    ------------
   MACHINERY - 4.3%
       Danaher Corp.                                        5,150        286,546
       Deere & Co.                                          1,460         50,823
       SPX Corp.                                            1,800         67,176
                                                                    ------------
                                                                         404,545
                                                                    ------------
   ROAD & RAIL - 1.0%
       Union Pacific Corp.                                  1,900         95,076
                                                                    ------------
INFORMATION TECHNOLOGY - 30.5%
   COMMUNICATIONS EQUIPMENT - 4.7%
       Cisco Systems, Inc. (a)                             15,575        257,611
       QUALCOMM, Inc.                                       5,425        182,117
                                                                    ------------
                                                                         439,728
                                                                    ------------
   COMPUTERS & PERIPHERALS - 7.6%
       Apple, Inc. (a)                                      1,900        176,073
       Dell, Inc. (a)                                       5,200         58,084
       Hewlett-Packard Corp.                                6,700        236,376
       International Business Machines Corp.                3,065        250,104
                                                                    ------------
                                                                         720,637
                                                                    ------------
   ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 1.2%
       Amphenol Corp. - Class A                             4,975        115,519
                                                                    ------------

MONTEAGLE QUALITY GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

--------------------------------------------------------------------------------
COMMON STOCKS - 99.6% (CONTINUED)                          SHARES       VALUE
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY - 30.5% (CONTINUED)
   INTERNET SOFTWARE & SERVICES - 2.0%
       Google, Inc. - Class A (a)                             505   $    147,945
       Yahoo!, Inc. (a)                                     3,900         44,889
                                                                    ------------
                                                                         192,834
                                                                    ------------
   IT SERVICES - 2.6%
       Cognizant Technology Solutions Corp. -
          Class A(a)                                        4,230         81,216
       Visa, Inc. - Class A                                 1,000         52,560
       Western Union Co.                                    8,400        111,468
                                                                    ------------
                                                                         245,244
                                                                    ------------
   SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.6%
       Intel Corp.                                         13,600        187,680
       Microchip Technology, Inc.                           7,800        144,300
       Texas Instruments, Inc.                              6,250         97,312
                                                                    ------------
                                                                         429,292
                                                                    ------------
   SOFTWARE - 7.8%
       Activision Blizzard, Inc. (a)                        7,060         82,602
       Adobe Systems, Inc. (a)                              1,800         41,688
       ANSYS, Inc. (a)                                      1,735         50,072
       Microsoft Corp.                                     16,950        342,729
       Oracle Corp. (a)                                    13,450        216,411
                                                                    ------------
                                                                         733,502
                                                                    ------------
MATERIALS - 4.5%
   CHEMICALS - 3.9%
       Air Products & Chemicals, Inc.                       2,700        128,952
       Monsanto Co.                                         3,050        241,560
                                                                    ------------
                                                                         370,512
                                                                    ------------
   METALS & MINING - 0.6%
       Freeport-McMoRan Copper & Gold, Inc.                 2,350         56,377
                                                                    ------------
UTILITIES - 1.3%
   ELECTRIC UTILITIES - 1.3%
       Exelon Corp.                                         2,225        125,067
                                                                    ------------

TOTAL COMMON STOCKS (Cost $12,414,545)                              $  9,406,541
                                                                    ------------

MONTEAGLE QUALITY GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

--------------------------------------------------------------------------------
MONEY MARKET FUNDS - 0.3%                                  SHARES       VALUE
--------------------------------------------------------------------------------
State Street Institutional U.S. Government Money
   Market Fund, 0.65% (b) (Cost $32,408)                   32,408   $     32,408
                                                                    ------------

TOTAL INVESTMENTS AT VALUE - 99.9% (Cost $12,446,953)               $  9,438,949

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%                              10,078
                                                                    ------------

NET ASSETS - 100.0%                                                 $  9,449,027
                                                                    ============

(a)   Non-income producing security.
(b) Variable rate security. The rate shown is the 7-day effective yield as of November 30, 2008.

See accompanying notes to schedules of investments.

MONTEAGLE LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
NOVEMBER 30, 2008 (UNAUDITED)

--------------------------------------------------------------------------------
COMMON STOCKS - 96.5%                                      SHARES       VALUE
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY - 4.9%
   HOTELS, RESTAURANTS & LEISURE - 4.9%
       McDonald's Corp.                                    12,600   $    740,250
                                                                    ------------
CONSUMER STAPLES - 12.8%
   BEVERAGES - 4.7%
       PepsiCo, Inc.                                       12,500        708,750
                                                                    ------------
   FOOD & STAPLES RETAILING - 4.9%
       Wal-Mart Stores, Inc.                               13,100        732,028
                                                                    ------------
   HOUSEHOLD PRODUCTS - 3.2%
       Procter & Gamble Co. (The)                           7,600        489,060
                                                                    ------------
ENERGY - 8.4%
   ENERGY EQUIPMENT & SERVICES - 4.4%
       Smith International, Inc.                            8,200        239,768
       Transocean Ltd. (a)                                  6,306        421,745
                                                                    ------------
                                                                         661,513
                                                                    ------------
   OIL, GAS & CONSUMABLE FUELS - 4.0%
       Exxon Mobil Corp.                                    7,600        609,140
                                                                    ------------
FINANCIALS - 7.3%
   CAPITAL MARKETS - 4.8%
       BlackRock, Inc. - Class A                            4,000        502,840
       Northern Trust Corp.                                 4,800        220,272
                                                                    ------------
                                                                         723,112
                                                                    ------------
   DIVERSIFIED FINANCIAL SERVICES - 2.5%
       CME Group, Inc.                                      1,800        381,510
                                                                    ------------
HEALTH CARE - 22.4%
   BIOTECHNOLOGY - 10.5%
       Amgen, Inc. (a)                                      4,400        244,376
       Genentech, Inc. (a)                                  9,500        727,700
       Gilead Sciences, Inc. (a)                           13,800        618,102
                                                                    ------------
                                                                       1,590,178
                                                                    ------------
   HEALTH CARE EQUIPMENT & SUPPLIES - 8.4%
       Becton, Dickinson & Co.                             10,600        673,418
       Stryker Corp.                                       15,200        591,584
                                                                    ------------
                                                                       1,265,002
                                                                    ------------

MONTEAGLE LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

--------------------------------------------------------------------------------
COMMON STOCKS - 96.5% (CONTINUED)                          SHARES       VALUE
--------------------------------------------------------------------------------
HEALTH CARE - 22.4% (CONTINUED)
   PHARMACEUTICALS - 3.5%
       Abbott Laboratories                                  5,000   $    261,950
       Johnson & Johnson                                    4,500        263,610
                                                                    ------------
                                                                         525,560
                                                                    ------------
INDUSTRIALS - 10.4%
   AEROSPACE & DEFENSE - 3.2%
       Lockheed Martin Corp.                                6,200        478,082
                                                                    ------------
   CONSTRUCTION & ENGINEERING - 2.2%
       Fluor Corp. (a)                                      7,150        325,611
                                                                    ------------
   INDUSTRIAL CONGLOMERATES - 3.0%
       General Electric Co.                                26,700        458,439
                                                                    ------------
   TRADING COMPANIES & DISTRIBUTORS - 2.0%
       Fastenal Co.                                         7,700        296,527
                                                                    ------------
INFORMATION TECHNOLOGY - 24.9%
   COMMUNICATIONS EQUIPMENT - 1.8%
       Research In Motion Ltd. (a)                          6,300        267,561
                                                                    ------------
   COMPUTERS & PERIPHERALS - 10.0%
       Apple, Inc. (a)                                      5,900        546,753
       Hewlett-Packard Corp.                               12,200        430,416
       International Business Machines Corp.                6,600        538,560
                                                                    ------------
                                                                       1,515,729
                                                                    ------------
   IT SERVICES - 3.8%
       Visa, Inc. - Class A                                11,000        578,160
                                                                    ------------
   SOFTWARE - 9.3%
       Microsoft Corp.                                     33,300        673,326
       Oracle Corp. (a)                                    45,000        724,050
                                                                    ------------
                                                                       1,397,376
                                                                    ------------
MATERIALS - 5.4%
   CHEMICALS - 5.4%
       Monsanto Co.                                         6,600        522,720
       Mosaic Co. (The)                                     9,400        285,290
                                                                    ------------
                                                                         808,010
                                                                    ------------

TOTAL COMMON STOCKS (Cost $17,725,577)                              $ 14,551,598
                                                                    ------------

MONTEAGLE LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

--------------------------------------------------------------------------------
MONEY MARKET FUNDS - 1.7%                                  SHARES       VALUE
--------------------------------------------------------------------------------
State Street Institutional U.S. Government Money
   Market Fund, 0.65% (b) (Cost $254,790)                 254,790   $    254,790
                                                                    ------------

TOTAL INVESTMENTS AT VALUE - 98.2% (Cost $17,980,367)               $ 14,806,388

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.8%                             266,101
                                                                    ------------

NET ASSETS - 100.0%                                                 $ 15,072,489
                                                                    ============

(a)   Non-income producing security.
(b) Variable rate security. The rate shown is the 7-day effective yield as of November 30, 2008.

See accompanying notes to schedules of investments.

MONTEAGLE SELECT VALUE FUND
SCHEDULE OF INVESTMENTS
NOVEMBER 30, 2008 (UNAUDITED)

--------------------------------------------------------------------------------
COMMON STOCKS - 85.9%                                      SHARES       VALUE
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY - 15.7%
   AUTOMOBILES - 1.7%
       Harley-Davidson, Inc.                                7,500   $    127,575
                                                                    ------------
   HOTELS, RESTAURANTS & LEISURE - 2.3%
       Starbucks Corp. (a)                                 18,700        166,991
                                                                    ------------
   HOUSEHOLD DURABLES - 2.6%
       Newell Rubbermaid, Inc.                             14,600        195,056
                                                                    ------------
   MULTI-LINE RETAIL - 6.1%
       Kohl's Corp. (a)                                     7,500        244,950
       Target Corp.                                         6,121        206,645
                                                                    ------------
                                                                         451,595
                                                                    ------------
   SPECIALTY RETAIL - 3.0%
       Gap, Inc. (The)                                     17,151        223,306
                                                                    ------------
CONSUMER STAPLES - 1.2%
   FOOD & STAPLES RETAILING - 1.2%
       Whole Foods Market, Inc.                             8,200         86,756
                                                                    ------------
ENERGY - 8.2%
   ENERGY EQUIPMENT & SERVICES - 5.5%
       Halliburton Co.                                      5,200         91,520
       Rowan Cos., Inc.                                     8,873        153,947
       Transocean Ltd. (a)                                  2,415        161,515
                                                                    ------------
                                                                         406,982
                                                                    ------------
   OIL, GAS & CONSUMABLE FUELS - 2.7%
       ConocoPhillips                                       3,784        198,735
                                                                    ------------
FINANCIALS - 6.9%
   CAPITAL MARKETS - 1.0%
       Morgan Stanley                                       5,000         73,750
                                                                    ------------
   COMMERCIAL BANKS - 1.8%
       KeyCorp                                             14,300        134,134
                                                                    ------------
   DIVERSIFIED FINANCIAL SERVICES - 4.1%
       Bank of America Corp.                               10,342        168,058
       CIT Group, Inc.                                     13,500         45,090

MONTEAGLE SELECT VALUE FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

--------------------------------------------------------------------------------
COMMON STOCKS - 85.9% (CONTINUED)                          SHARES       VALUE
--------------------------------------------------------------------------------
FINANCIALS - 6.9% (CONTINUED)
   DIVERSIFIED FINANCIAL SERVICES - 4.1% (CONTINUED)
       CME Group, Inc.                                        436   $     92,410
                                                                    ------------
                                                                         305,558
                                                                    ------------
HEALTH CARE - 10.6%
   HEALTH CARE PROVIDERS & SERVICES - 4.7%
       UnitedHealth Group, Inc.                             8,167        171,589
       WellPoint, Inc. (a)                                  5,016        178,569
                                                                    ------------
                                                                         350,158
                                                                    ------------
   PHARMACEUTICALS - 5.9%
       Pfizer, Inc.                                        13,500        221,805
       Schering-Plough Corp.                               12,700        213,487
                                                                    ------------
                                                                         435,292
                                                                    ------------
INDUSTRIALS - 11.7%
   BUILDING PRODUCTS - 1.9%
       Masco Corp.                                         14,200        136,036
                                                                    ------------
   ELECTRICAL EQUIPMENT - 2.2%
       Rockwell Automation, Inc.                            5,259        163,818
                                                                    ------------
   INDUSTRIAL CONGLOMERATES - 2.6%
       General Electric Co.                                11,100        190,587
                                                                    ------------
   MACHINERY - 5.0%
       Dover Corp.                                          6,876        205,111
       PACCAR, Inc.                                         5,957        166,022
                                                                    ------------
                                                                         371,133
                                                                    ------------
INFORMATION TECHNOLOGY - 16.4%
   COMMUNICATIONS EQUIPMENT - 3.9%
       Motorola, Inc.                                      10,000         43,100
       QUALCOMM, Inc.                                       7,180        241,033
                                                                    ------------
                                                                         284,133
                                                                    ------------
   ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 1.9%
       Jabil Circuit, Inc.                                 21,500        141,470
                                                                    ------------
   IT SERVICES - 1.5%
       Cognizant Technology Solutions Corp. - Class A(a)    5,800        111,360
                                                                    ------------

MONTEAGLE SELECT VALUE FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

--------------------------------------------------------------------------------
COMMON STOCKS - 85.9% (CONTINUED)                          SHARES       VALUE
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY - 16.4% (CONTINUED)
   SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 9.1%
       Applied Materials, Inc.                             22,477   $    215,330
       Intel Corp.                                         19,438        268,244
       Texas Instruments, Inc.                             12,200        189,954
                                                                    ------------
                                                                         673,528
                                                                    ------------
MATERIALS - 9.5%
   CHEMICALS - 3.3%
       Ashland, Inc.                                        6,597         63,001
       Dow Chemical Co. (The)                               9,564        177,412
                                                                    ------------
                                                                         240,413
                                                                    ------------
   CONTAINERS & PACKAGING - 4.0%
       Bemis Co., Inc.                                     11,040        298,301
                                                                    ------------
   METALS & MINING - 2.2%
       Titanium Metals Corp.                               19,000        160,550
                                                                    ------------
TELECOMMUNICATION SERVICES - 5.7%
   DIVERSIFIED TELECOMMUNICATION SERVICES - 4.7%
       AT&T, Inc.                                          12,000        342,720
                                                                    ------------
   WIRELESS TELECOMMUNICATION SERVICES - 1.0%
       Sprint Nextel Corp.                                 27,200         75,888
                                                                    ------------

TOTAL COMMON STOCKS (Cost $11,102,637)                              $  6,345,825
                                                                    ------------

MONTEAGLE SELECT VALUE FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

--------------------------------------------------------------------------------
MONEY MARKET FUNDS - 13.9%                                 SHARES       VALUE
--------------------------------------------------------------------------------
State Street Institutional U.S. Government Money
   Market Fund, 0.65% (b) (Cost $1,026,485)             1,026,485   $  1,026,485
                                                                    ------------

TOTAL INVESTMENTS AT VALUE - 99.8% (Cost $12,129,122)               $  7,372,310

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%                              18,322
                                                                    ------------

NET ASSETS - 100.0%                                                 $  7,390,632
                                                                    ============

(a)   Non-income producing security.
(b) Variable rate security. The rate shown is the 7-day effective yield as of November 30, 2008.

See accompanying notes to schedules of investments.

MONTEAGLE VALUE FUND
SCHEDULE OF INVESTMENTS
NOVEMBER 30, 2008 (UNAUDITED)

--------------------------------------------------------------------------------
COMMON STOCKS - 94.6%                                      SHARES       VALUE
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY - 5.3%
   MULTI-LINE RETAIL - 1.5%
       Sears Holdings Corp. (a)                             5,000   $    181,250
                                                                    ------------
   SPECIALTY RETAIL - 3.8%
       Gap, Inc. (The)                                     34,000        442,680
                                                                    ------------
ENERGY - 35.9%
   ENERGY EQUIPMENT & SERVICES - 28.2%
       Baker Hughes, Inc.                                   7,000        243,810
       Halliburton Co.                                     34,000        598,400
       Helmerich & Payne, Inc.                             12,000        304,320
       Nabors Industries Ltd. (a)                          12,000        174,000
       Rowan Cos., Inc.                                    26,450        458,907
       Tidewater, Inc.                                     21,000        829,080
       Transocean Ltd. (a)                                 10,494        701,839
                                                                    ------------
                                                                       3,310,356
                                                                    ------------
   OIL, GAS & CONSUMABLE FUELS - 7.7%
       Marathon Oil Corp.                                  16,000        418,880
       Spectra Energy Corp.                                30,000        487,800
                                                                    ------------
                                                                         906,680
                                                                    ------------
HEALTH CARE - 8.2%
   PHARMACEUTICALS - 8.2%
       Pfizer, Inc.                                        30,000        492,900
       Schering-Plough Corp.                               28,000        470,680
                                                                    ------------
                                                                         963,580
                                                                    ------------
INDUSTRIALS - 7.5%
   AEROSPACE & DEFENSE - 4.3%
       Goodrich Corp.                                      15,000        503,400
                                                                    ------------
   MACHINERY - 3.2%
       Trinity Industries, Inc.                            25,000        371,750
                                                                    ------------
INFORMATION TECHNOLOGY - 9.5%
   COMMUNICATIONS EQUIPMENT - 2.4%
       Avocent Corp. (a)                                   15,000        282,150
                                                                    ------------
   ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.6%
       Sanmina-SCI Corp. (a)                              100,000         64,000
                                                                    ------------

MONTEAGLE VALUE FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

--------------------------------------------------------------------------------
COMMON STOCKS - 94.6% (CONTINUED)                          SHARES       VALUE
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY - 9.5% (CONTINUED)
   SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.4%
       Applied Materials, Inc.                             17,000   $    162,860
       Intel Corp.                                         17,000        234,600
                                                                    ------------
                                                                         397,460
                                                                    ------------
   SOFTWARE - 3.1%
       Microsoft Corp.                                     18,000        363,960
                                                                    ------------
MATERIALS - 16.6%
   CHEMICALS - 3.1%
       E.I. du Pont de Nemours & Co.                       14,750        369,635
                                                                    ------------
   METALS & MINING - 13.5%
       Alcoa, Inc.                                         22,000        236,720
       Barrick Gold Corp.                                  25,000        736,500
       Newmont Mining Corp.                                18,000        605,700
                                                                    ------------
                                                                       1,578,920
                                                                    ------------
TELECOMMUNICATION SERVICES - 8.2%
   DIVERSIFIED TELECOMMUNICATION SERVICES - 8.2%
       AT&T, Inc.                                          20,000        571,200
       FairPoint Communications, Inc.                         226            791
       Verizon Communications, Inc.                        12,000        391,800
                                                                    ------------
                                                                         963,791
                                                                    ------------
UTILITIES - 3.4%
   ELECTRIC UTILITIES - 3.4%
       Duke Energy Corp.                                   25,550        397,558
                                                                    ------------

TOTAL COMMON STOCKS (Cost $12,142,961)                              $ 11,097,170
                                                                    ------------

MONTEAGLE VALUE FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

--------------------------------------------------------------------------------
MONEY MARKET FUNDS - 5.1%                                  SHARES       VALUE
--------------------------------------------------------------------------------
State Street Institutional U.S. Government Money
   Market Fund, 0.65% (b) (Cost $603,797)                 603,797   $    603,797
                                                                    ------------

TOTAL INVESTMENTS AT VALUE - 99.7% (Cost $12,746,758)               $ 11,700,967

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%                              38,446
                                                                    ------------

NET ASSETS - 100.0%                                                 $ 11,739,413
                                                                    ============

(a)   Non-income producing security.
(b) Variable rate security. The rate shown is the 7-day effective yield as of November 30, 2008.

See accompanying notes to schedules of investments.

MONTEAGLE INFORMED INVESTOR GROWTH FUND
SCHEDULE OF INVESTMENTS
NOVEMBER 30, 2008 (UNAUDITED)

--------------------------------------------------------------------------------
COMMON STOCKS - 9.2%                                       SHARES       VALUE
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY - 9.2%
   DIVERSIFIED CONSUMER SERVICES - 9.2%
       Apollo Group, Inc. - Class A (a)                     7,400   $    568,616
       DeVry, Inc.                                          4,000        229,920
       ITT Educational Services, Inc. (a)                   2,500        225,200
                                                                    ------------
                                                                       1,023,736
                                                                    ------------

TOTAL COMMON STOCKS (Cost $988,240)                                 $  1,023,736
                                                                    ------------

--------------------------------------------------------------------------------
MONEY MARKET FUNDS - 6.2%                                  SHARES       VALUE
--------------------------------------------------------------------------------
State Street Institutional U.S. Government Money
   Market Fund, 0.65% (b) (Cost $697,417)                 697,417   $    697,417
                                                                    ------------

TOTAL INVESTMENTS AT VALUE - 15.4% (Cost $1,685,657)                $  1,721,153

OTHER ASSETS IN EXCESS OF LIABILITIES - 84.6%                          9,442,250
                                                                    ------------

NET ASSETS - 100.0%                                                 $ 11,163,403
                                                                    ============

(a)   Non-income producing security.
(b) Variable rate security. The rate shown is the 7-day effective yield as of November 30, 2008.

See accompanying notes to schedules of investments.

MONTEAGLE FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
NOVEMBER 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

1.    SECURITIES VALUATION

Securities, other than short-term securities, held by the Monteagle Fixed Income Fund, the Monteagle Quality Growth Fund, the Monteagle Large Cap Growth Fund, the Monteagle Select Value Fund, the Monteagle Value Fund and the Monteagle Informed Investor Growth Fund (each a "Fund" and collectively the "Funds") for which market quotations are readily available are valued using the last reported sales price or the official closing price provided by independent pricing services as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) on each Fund's business day. If no sales are reported, the average of the last bid and ask price is used. If no average price is available, the last bid price is used. Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect their values as quoted by dealers who make markets in those securities or by an independent pricing source. In the absence of readily available market quotations, securities are valued at fair value pursuant to procedures adopted by the Board of Trustees. At November 30, 2008, no securities were valued at fair value. Securities with maturities of 60 days or less are valued at amortized cost. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

The Financial Accounting Standards Board's Statement on Financial Accounting Standards ("SFAS") No. 157 "Fair Value Measurements" establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. The changes to current generally accepted accounting principles from the application of SFAS No. 157 relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Therefore, each of the Funds has adopted SFAS No. 157 with this Schedule of Investments.

Various inputs are used in determining the value of each of the Fund's investments. These inputs are summarized in the three broad levels listed below:

      o     Level 1 - quoted prices in active markets for identical securities
      o     Level 2 - other significant observable inputs
      o     Level 3 - significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value Monteagle Fixed Income Fund's investments as of November 30, 2008:

                                                             Monteagle Fixed
      Valuation Inputs                                         Income Fund
      ------------------------------------------------        ------------

      Level 1 - Quoted Prices                                 $  1,324,762
      Level 2 - Other Significant Observable Inputs             30,540,883
                                                              ------------
      Total                                                   $ 31,865,645
                                                              ============

As of November 30, 2008, all of the inputs used to value the investments of Monteagle Quality Growth Fund, Monteagle Large Cap Growth Fund, Monteagle Select Value Fund, Monteagle Value Fund and Monteagle Informed Investor Growth Fund were Level 1.

MONTEAGLE FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

2.    SECURITY TRANSACTIONS

Security transactions are accounted for on a trade date basis and realized gains and losses on investments sold are determined on the basis of specific identification.

3.    FEDERAL INCOME TAX

The following information is based upon the federal income tax cost of the investment securities as of November 30, 2008:

                                 Fixed Income   Quality Growth     Large Cap
                                     Fund            Fund         Growth Fund
                                 ------------    ------------    ------------

Tax cost                         $ 31,779,118    $ 12,484,729    $ 17,980,367
                                 ============    ============    ============

Unrealized appreciation          $    586,557    $    344,292    $    663,576
Unrealized depreciation              (500,030)     (3,390,072)     (3,837,555)
                                 ------------    ------------    ------------
Net unrealized appreciation/
(depreciation)                   $     86,527    $ (3,045,780)   $ (3,173,979)
                                 ============    ============    ============

                                 Select Value       Value      Informed Investor
                                     Fund            Fund         Growth Fund
                                 ------------    ------------    ------------

Tax cost                         $ 12,129,122    $ 12,746,758    $  1,685,657
                                 ============    ============    ============

Unrealized appreciation          $     53,874    $  1,792,265    $     36,693
Unrealized depreciation            (4,810,686)     (2,838,056)         (1,197)
                                 ------------    ------------    ------------
Net unrealized appreciation/
(depreciation)                   $ (4,756,812)   $ (1,045,791)   $     35,496
                                 ============    ============    ============

The difference between the federal income tax cost of investment securities and the schedule of investments cost for the Monteagle Quality Growth Fund is due to certain timing differences in the recognition of capital losses under income tax regulations and accounting principles generally accepted in the United States of America. These "book/tax" differences are temporary in nature and are due to the tax deferral of losses on wash sales.

ITEM 2.     CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.     EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Monteagle Funds

By (Signature and Title)*           /s/ Carl C. Peterson
                              --------------------------------------------------
                                    Carl C. Peterson, President

Date          January 27, 2009
         ---------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ Carl C. Peterson
                              --------------------------------------------------
                                    Carl C. Peterson, President

Date          January 27, 2009
         ---------------------------

By (Signature and Title)*           /s/ Mark J. Seger
                              --------------------------------------------------
                                    Mark J. Seger, Treasurer

Date          January 27, 2009
         ---------------------------

* Print the name and title of each signing officer under his or her signature.